Trade Receivables and Other Current Assets - Disclosure of Trade Receivables (Detail) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Disclosure of trade receivables [line items]
Total net value of trade receivables	$ 5,075	$ 14,398
Gross carrying amount [member]
Disclosure of trade receivables [line items]
Total net value of trade receivables	5,075	14,398
Accumulated impairment [member]
Disclosure of trade receivables [line items]
Total net value of trade receivables	$ 0	$ 0